UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)

Common Stocks 92.6%
Consumer Discretionary 10.3%
Hotels Restaurants & Leisure 0.9%
Royal Caribbean Cruises Ltd.	23,600	826,236
Household Durables 2.4%
Fortune Brands, Inc.	19,950	1,296,351
Whirlpool Corp.	9,650	814,170

		2,110,521
Leisure Equipment & Products 2.1%
Mattel, Inc.	95,350	1,842,162
Media 0.9%
CBS Corp. "B"	34,700	791,854

Specialty Retail 4.0%
The Men's Wearhouse, Inc.	57,250	1,319,040
The Sherwin-Williams Co.	26,000	1,346,280
TJX Companies, Inc.	27,250	872,000

		3,537,320
Consumer Staples 8.4%
Food & Staples Retailing 1.5%
SUPERVALU, Inc.	49,150	1,290,188
Food Products 6.0%
Corn Products International, Inc.	38,700	1,420,677
Hormel Foods Corp.	35,900	1,466,874
Smithfield Foods, Inc.*	32,850	905,018
The J.M. Smucker Co.	28,850	1,476,831

		5,269,400
Tobacco 0.9%
Loews Corp. - Carolina Group	10,600	798,074
Energy 10.1%
Energy Equipment & Services 1.2%
Superior Energy Services, Inc.*	26,700	1,086,423
Oil, Gas & Consumable Fuels 8.9%
Cameco Corp.	35,350	1,387,487
Chesapeake Energy Corp.	36,650	1,657,313
Cimarex Energy Co.	18,150	956,505
Newfield Exploration Co.*	27,700	1,534,026
Noble Energy	18,050	1,397,070
Sunoco, Inc.	14,000	855,120

		7,787,521
Financials 16.7%
Commercial Banks 4.7%
Comerica, Inc.	30,550	1,107,132
Huntington Bancshares, Inc.	68,350	835,237
KeyCorp.	38,150	841,207
Marshall & Ilsley Corp.	59,249	1,374,577

		4,158,153
Diversified Financial Services 0.9%
CIT Group, Inc.	37,100	824,362
Insurance 7.6%
Arch Capital Group Ltd.*	19,700	1,349,056
Cincinnati Financial Corp.	38,350	1,425,469
HCC Insurance Holdings, Inc.	67,900	1,633,674
Nationwide Financial Services, Inc. "A"	21,500	886,875
Protective Life Corp.	35,450	1,368,016

		6,663,090
Real Estate Investment Trusts 3.5%
Hospitality Properties Trust (REIT)	46,150	1,676,630
Ventas, Inc. (REIT)	34,250	1,432,335

		3,108,965
Health Care 9.8%
Health Care Equipment & Supplies 6.1%
Beckman Coulter, Inc.	12,800	864,000
Hillenbrand Industries, Inc.	33,850	1,776,109
Kinetic Concepts, Inc.*	28,100	1,444,059

The Cooper Companies, Inc.	37,050	1,266,740

		5,350,908
Health Care Providers & Services 1.4%
CIGNA Corp.	28,500	1,270,530
Pharmaceuticals 2.3%
Biovail Corp.	85,850	1,216,494
Mylan, Inc.	66,800	790,912

		2,007,406
Industrials 15.2%
Aerospace & Defense 5.5%
Alliant Techsystems, Inc.*	12,850	1,348,479
DRS Technologies, Inc.	27,950	1,567,716
L-3 Communications Holdings, Inc.	17,950	1,907,905

		4,824,100
Commercial Services & Supplies 1.8%
R.R. Donnelley & Sons Co.	50,250	1,599,458
Electrical Equipment 4.5%
Cooper Industries Ltd. "A"	29,350	1,230,646
General Cable Corp.*	22,650	1,397,958
Hubbell, Inc. "B"	29,350	1,331,609

		3,960,213
Machinery 2.5%
Eaton Corp.	10,550	850,646
Parker Hannifin Corp.	21,225	1,371,772

		2,222,418
Trading Companies & Distributors 0.9%
WESCO International, Inc.*	19,500	780,000
Information Technology 5.8%
Computers & Peripherals 1.6%
Seagate Technology	63,400	1,367,538
Electronic Equipment & Instruments 2.5%
Anixter International, Inc.*	15,250	997,198
Arrow Electronics, Inc.*	38,150	1,244,071

		2,241,269
Software 1.7%
Check Point Software Technologies Ltd.*	67,400	1,477,408
Materials 6.6%
Chemicals 3.2%
CF Industries Holdings, Inc.	12,000	1,464,960
PPG Industries, Inc.	21,500	1,332,570

		2,797,530
Metals & Mining 2.4%
Yamana Gold, Inc.	120,900	2,174,991
Paper & Forest Products 1.0%
International Paper Co.	27,800	881,260
Telecommunication Services 1.6%
Diversified Telecommunication Services
Windstream Corp.	119,200	1,401,792

Utilities 8.1%
Electric Utilities 5.0%
Edison International	34,650	1,711,710
PPL Corp.	34,950	1,586,031
Progress Energy, Inc.	27,500	1,152,525

		4,450,266
Multi-Utilities 3.1%
Ameren Corp.	26,350	1,125,145
Integrys Energy Group, Inc.	34,750	1,596,068

		2,721,213

Total Common Stocks (Cost $87,003,648)		81,622,569
Cash Equivalents 7.2%
Cash Management QP Trust, 3.89% (a) (Cost $6,322,623)	6,322,623	6,322,623
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $93,326,271) †	99.8	87,945,192
Other Assets and Liabilities, Net	0.2	216,460

Net Assets	100.0	88,161,652

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $93,434,450. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $5,489,258. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,432,337 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,921,595.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 87,945,192
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 87,945,192

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008